Note 11 - Borrowings (Details) - Long-Term Borrowing (Parentheticals)	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Weighted average interest rate	0.901%	0.962%
TIBOR [Member]
Debt Instrument [Line Items]
TIBOR rate	0.212%	0.25%